Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2040 Portfolio - VIP Freedom 2040 Portfolio - Initial Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	4.91%
Annual Return 2015	(0.26%)
Annual Return 2016	6.83%
Annual Return 2017	23.60%
Annual Return 2018	(9.88%)
Annual Return 2019	28.52%
Annual Return 2020	19.28%
Annual Return 2021	17.83%
Annual Return 2022	(18.22%)
Annual Return 2023	18.87%